Debt - Additional Information (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 13, 2014	Dec. 23, 2014	Oct. 23, 2014
Debt Instrument [Line Items]
Debt outstanding	$ 0
Accrued interest paid	4,702,333	2,926,355	1,466,346
Accrued interest		667,110
Common stock, shares issued	33,468,342	10,421,419
Notes payable		75,000,000
Payments of revolving notes payable	88,000,000
Amortization of deferred financing costs and loan discount	916,322	238,925	105,028
$40,000,000 Credit Facilities
Debt Instrument [Line Items]
Credit facility, face amount				40,000,000
$2,000,000 Convertible Shareholder Note
Debt Instrument [Line Items]
Debt instrument, face amount	2,000,000
Convertible notes, face amount						2,000,000
Convertible notes issuance price as percentage of face value						98.00%
Convertible notes interest accrual, start date	Dec. 07, 2014
$2,000,000 Convertible Shareholder Note | Redeemable Preferred Stock Series C
Debt Instrument [Line Items]
Debt note convertible conversion price						$ 5.25
$1,500,000 10% Note
Debt Instrument [Line Items]
Debt instrument, face amount	1,500,000
Debt instrument stated percentage	10.00%
Debt instrument, maturity date	Dec. 23, 2020
Debt instrument, description	In connection with the issuance of these notes in February 2010, for every $16.39 that was borrowed with the notes, one share of common stock was issued to the lender.
Debt note convertible conversion price	$ 16.39
Common stock, shares issued	91,528
Fair value of common stock issued	$ 6.56
Unamortized discount		387,688
Payments of revolving notes payable	1,500,000
$1,500,000 10% Note | IPO
Debt Instrument [Line Items]
Accrued interest paid	854,925
Accrued interest		667,110
$27,000,000 Revolving Note Payable
Debt Instrument [Line Items]
Debt outstanding	24,000,000
Debt instrument, face amount	27,000,000
Debt instrument, maturity date	Oct. 31, 2015
Accrued interest paid	198,084
Line of credit facility, unused capacity, commitment fee percentage	1.00%
Line of credit facility, collateral fees amount	3,000,000
Line of credit facility, interest rate description	Base Rate was defined as the rate of interest publicly quoted by The Wall Street Journal as the “base rate on corporate loans posted by at least 75% of the nation’s 30 largest banks.” If the Company elected to utilize the LIBOR Rate, it could elect to use a 1, 2, or 3 month LIBOR Rate with the interest payable upon the last day of the interest period applicable to the Company’s LIBOR rate election. Interest for the Base Rate loan was payable monthly with the balance of any outstanding advances due at maturity.
Notes payable	24,000,000	15,000,000
Payments of revolving notes payable	24,000,000
$27,000,000 Revolving Note Payable | LIBOR Rate
Debt Instrument [Line Items]
Line of credit facility, interest rate	8.00%
$27,000,000 Revolving Note Payable | Base Rate
Debt Instrument [Line Items]
Line of credit facility, interest rate	6.00%
Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, face amount	40,000,000
Revolving Credit Facility | $40,000,000 Credit Facilities
Debt Instrument [Line Items]
Debt instrument, face amount	40,000,000
Credit facility, face amount				10,000,000
Credit facility term				3 years
Increase in credit facility				10,000,000
Revolving Credit Facility | LIBOR Rate | $40,000,000 Credit Facilities
Debt Instrument [Line Items]
Line of credit facility, interest rate				4.75%
Revolving Credit Facility | LIBOR Rate | $40,000,000 Credit Facilities | Minimum
Debt Instrument [Line Items]
Line of credit facility, interest rate				3.75%
Revolving Credit Facility | LIBOR Rate | $40,000,000 Credit Facilities | Maximum
Debt Instrument [Line Items]
Line of credit facility, interest rate				4.75%
Revolving Credit Facility | Base Rate | $40,000,000 Credit Facilities
Debt Instrument [Line Items]
Line of credit facility, interest rate				3.75%
Revolving Credit Facility | Base Rate | $40,000,000 Credit Facilities | Minimum
Debt Instrument [Line Items]
Line of credit facility, interest rate				2.75%
Revolving Credit Facility | Base Rate | $40,000,000 Credit Facilities | Maximum
Debt Instrument [Line Items]
Line of credit facility, interest rate				3.75%
$62,500,000 Revolving Note Payable
Debt Instrument [Line Items]
Debt instrument, face amount	62,500,000
Accrued interest paid	198,469
Line of credit facility, interest rate description	Base rate was defined as the greater of the Prime Rate on the date of the borrowing and the Federal Funds Effective Rate plus 0.5%. Interest on Base Rate Loans were payable monthly, LIBOR Rate loans were payable at the end of the selected interest rate.
Notes payable	62,500,000	60,000,000
Line of credit, maturity date	May 01, 2016
Payments of revolving notes payable	62,500,000
Amortization of deferred financing costs and loan discount	311,458
$62,500,000 Revolving Note Payable | LIBOR Rate
Debt Instrument [Line Items]
Line of credit facility, interest rate	3.25%
$62,500,000 Revolving Note Payable | Base Rate
Debt Instrument [Line Items]
Line of credit facility, interest rate	2.25%
Term Facility | $40,000,000 Credit Facilities
Debt Instrument [Line Items]
Credit facility, face amount				18,000,000
Credit facility term				5 years
Extinguishment amount of debt					18,000,000
Additional Term Loan | $40,000,000 Credit Facilities
Debt Instrument [Line Items]
Credit facility, face amount				12,000,000
Increase in credit facility					$ 30,000,000